Other Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Schedule of Other Liabilities

At March 31, 2019 and December 31, 2018, other liabilities consisted of the following:

	March 31, 2019	December 31, 2018
Lease liability	$219,507	$-
Other vendor payable	801,000	-
Dividend payable	524,806	478,299
Others	310,871	397,122
Total other liabilities	1,856,184	875,421
Less Current Portion	(1,194,714)	(265,178)
Total long term other liabilities	$661,470	$610,243

At December 31, 2018 and 2017, other liabilities consisted of the following:

	2018	2017
Unearned Incentive from credit Cards	$-	$77,307
Key Man life Insurance liability	-	150,146
Dividend payable	478,299	289,687
Others	397,122	43,810
	875,421	560,950
Less Current Portion	(265,178)	(121,117)
Total long term other liabilities	$610,243	$439,833